Income Taxes - Summary of Income Tax Assets and Income Tax Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Major components of tax expense (income) [abstract]
Income tax assets	$ 263	$ 538
Current income tax liabilities	(594)	(567)
Net current income tax assets / (liabilities) at the end	$ (331)	$ (29)	$ 702	$ 374